Employee Benefit Plans - Share-Based Payment Arrangement, Activity (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares Outstanding Under Plan		36,557,759	28,189,475	27,046,177
2014 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares Authorized Under Plan	54,402,264	54,402,264
Shares Outstanding Under Plan	46,231,470	36,557,759	28,189,475
Shares Remaining Under Plan		17,844,505
2020 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares Authorized Under Plan	30,641,401
Shares Outstanding Under Plan	1,924,526
Shares Remaining Under Plan	28,716,875
2020 Management Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares Authorized Under Plan	33,426,983
Shares Outstanding Under Plan	33,426,983
Shares Remaining Under Plan	0